Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 14, 2013	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Integer	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Integer shares	Dec. 31, 2013 USD ($)
Unsecured consumer loan term				5 years
Credit facility		$ 10,000,000		$ 10,000,000		$ 10,000,000
Number of loan delinquent | Integer				68		49
Total delinquent loan balance		$ 339,056		$ 339,056		$ 200,596
Impaired loans charged off percentage		100.00%		100.00%		100.00%
Impaired Loans description				The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances
Accumulated amortization of loan		$ 154,548		$ 154,548		$ 127,704	$ 74,105
Advertising cost		225,645	$ 94,057	315,624	$ 145,752	$ 290,315	77,380
Reverse stock split description	effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)					The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
Loan costs						$ 3,000,000
IEG Holdings [Member]
Percentage of issued and outstanding shares						99.10%
Reverse stock split description						1-for-6 reverse stock split
Shareholders [Member] | IEG Holdings [Member]
Number of shares received during period | shares						908
Maximum [Member]
Unsecured consumer loans		5,000	2,000	$ 5,000	2,000
Unsecured consumer loan term				5 years		5 years
Credit facility						$ 2,000	5,000
Legal fees						$ 10,000,000
Minimum [Member]
Unsecured consumer loans		5,000	$ 3,000	$ 5,000	$ 3,000
Unsecured consumer loan term				3 years		3 years
Credit facility						$ 3,000	$ 10,000
Legal fees						3,000,000
Mr. Amazing Loans [Member]
Unsecured consumer loans		$ 5,000		$ 5,000
Unsecured consumer loan term				5 years
Mr. Amazing Loans [Member] | Maximum [Member]
Unsecured consumer loans						$ 10,000
Unsecured consumer loan term						5 years
Mr. Amazing Loans [Member] | Minimum [Member]
Unsecured consumer loans						$ 5,000
Unsecured consumer loan term						5 years